Contract liability - Movement of contract liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract liability
Balance - Beginning of period	$ 24,820	$ 14,007
Deposits	26,112	5,652
Amortization of the contract	(2,792)
Accretion on the contract liability's financing component	7,377	5,169
Cumulative catch-up adjustment	(4,362)	507
Currency translation adjustment	4,038	(515)
Balance - End of period	55,193	24,820
Current liabilities	941	3,822
Non-current liabilities	54,252	20,998
Contract liability	$ 55,193	$ 24,820